Vessels and other equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment Disclosure [Text Block]
11. Vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2014	$—	—	$—
Additions	352,433	3,267	355,700
Historical cost December 31, 2015	352,433	3,267	355,700
Depreciation for the year	(2,422)	(200)	(2,622)
Accumulated depreciation December 31, 2015	(2,422)	(200)	(2,622)
Vessels, net, December 31, 2015	350,011	3,067	353,078

Historical cost December 31, 2015	352,433	3,267	355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net, December 31, 2016	$340,324	2,267	$342,591

As of December 31, 2016, other equipment consists principally of warehouse, office equipment and computers. Other equipment of $726 is recorded net of accumulated depreciation of $134 in the consolidated balance sheet as of December 31, 2016. As of December 31, 2015, other equipment consists principally of office equipment and computers. Other equipment of $189 is recorded net of accumulated depreciation of $70 in the consolidated balance sheet as of December 31, 2015. Depreciation expense for other equipment was $65, $31 and $31 for the years ended December 31, 2016, 2015 and 2014, respectively.